Quarterly Results (Unaudited) - Selected Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Quarterly Results (Unaudited)
Revenue	$ 2,917	$ 4,448	$ 3,659	$ 2,972	$ 4,531	$ 3,678	$ 4,786	$ 4,493			$ 13,996	$ 17,488
Loss from operations	(36,107)	(29,189)	(27,197)	(28,801)	(26,436)	(14,891)	(22,825)	(9,232)			(121,294)	(73,384)
Net loss and comprehensive loss	$ (38,510)	$ (31,030)	$ (28,668)	$ (30,083)	$ (27,450)	$ (15,790)	$ (23,517)	$ (11,745)	$ (58,751)	$ (89,781)	$ (128,291)	$ (78,502)
Net loss per common share, basic (in dollars per share)	$ (0.45)	$ (0.4)	$ (0.38)	$ (0.4)	$ (0.43)	$ (0.24)	$ (0.36)	$ (0.18)	$ (0.78)	$ (1.17)	$ (1.63)	$ (1.21)
Net loss per common share, diluted (in dollars per share)	$ (0.45)	$ (0.4)	$ (0.38)	$ (0.4)	$ (0.43)	$ (0.24)	$ (0.36)	$ (0.18)	$ (0.78)	$ (1.17)	$ (1.63)	$ (1.21)